Supplementary Cash Flow Information (Details) - Schedule of non-cash capital transactions - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Non-Cash Capital Transactions [Abstract]
Environmental rehablitation expenditure paid from reclamation deposit	$ 379	$ 216
Additions of plant and equipment included in accounts payable and accrued liabilities	2,276	(1,164)
Capital expenditures of mineral rights and properties included in accounts payable and accrued liabilities	590	5,201
Cash on hand and at bank	50,871	72,782
Bank term deposits and short-term money market investments	94,821	40,520
Total cash and cash equivalents	$ 145,692	$ 113,302